Brown Advisory Growth Equity Fund
Brown Advisory Value Equity Fund
Brown Advisory Flexible Value Fund
Brown Advisory Small-Cap Growth Fund
Brown Advisory Small-Cap Fundamental Value Fund
Brown Advisory Opportunity Fund
Brown Advisory Maryland Bond Fund
Brown Advisory Intermediate Income Fund

January 13, 2012

EXPLANATORY NOTE

On behalf of the Brown Advisory Growth Equity Fund, Brown Advisory Value Equity Fund, Brown Advisory Flexible Value Fund, Brown Advisory Small-Cap Growth Fund, Brown Advisory Small-Cap Fundamental Value Fund, Brown Advisory Opportunity Fund, Brown Advisory Maryland Bond Fund and Brown Advisory Intermediate Income Fund, each a series of Professionally Managed Portfolios (the “Trust”), and pursuant to Rule 497(e) under the Securities Act of 1933, as amended (the “Securities Act”), the purpose of this filing is to submit an interactive data file in the manner provided by Rule 405 of Regulation S-T and General Instruction C.3.(g) of Form N-1A.  The interactive data file included as an exhibit to this filing relates to the Supplement filed with the Securities and Exchange Commission on behalf of the Trust pursuant to Rule 497(e) under the Securities Act on December 22, 2011; such form of Supplement (Accession Number 0000894189-11-005745) is incorporated by reference into this Rule 497 Document.

EXHIBIT LIST

Exhibit	Exhibit No.
Instance Document	EX-101.INS
Schema Document	EX-101.SCH
Calculation Linkbase Document	EX-101.CAL
Definition Linkbase Document	EX-101.DEF
Label Linkbase Document	EX-101.LAB
Presentation Linkbase Document	EX-101.PRE